Shareholder Report, Average Annual Return (Details)	8 Months Ended	12 Months Ended	60 Months Ended	92 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000261750
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WisdomTree Europe Defense Fund $10,231
C000069425
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WisdomTree Europe Hedged Equity Fund $25,668
C000141114
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WisdomTree Europe Quality Dividend Growth Fund $20,504
C000033636
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WisdomTree Europe SmallCap Dividend Fund $18,626
C000151994
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WisdomTree European Opportunities Fund $30,553
C000033627
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WisdomTree International AI Enhanced Value Fund $21,650
C000033626
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WisdomTree International Equity Fund $21,399
C000135785
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WisdomTree International Hedged Quality Dividend Growth Fund $24,770
C000033633
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WisdomTree International High Dividend Fund $22,573
C000033623
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WisdomTree International MidCap Dividend Fund $20,539
C000202067
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WisdomTree International Multifactor Fund $17,035
C000166521
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WisdomTree International Quality Dividend Growth Fund $19,923
C000033624
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WisdomTree International SmallCap Dividend Fund $19,814
C000033618
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WisdomTree Japan Hedged Equity Fund $45,977
C000127778
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WisdomTree Japan Opportunities Fund $43,707
C000033620
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WisdomTree Japan SmallCap Dividend Fund $22,635
C000033622
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WisdomTree True Developed International Fund $22,733
MSCI Europe Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Europe Index
Average Annual Return, Percent	8.15%
MSCI EMU Local Currency Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EMU Local Currency Index
Average Annual Return, Percent		12.31%	9.03%			8.64%
MSCI Europe Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Europe Index
Average Annual Return, Percent		19.11%	8.79%			8.49%
MSCI Europe Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Europe Index
Average Annual Return, Percent		19.11%	8.79%			8.49%
MSCI Europe Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Europe Index
Average Annual Return, Percent		19.11%	8.79%			8.49%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		21.27%	7.91%			8.38%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		21.27%	7.91%			8.38%
MSCI EAFE Local Currency Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Local Currency Index
Average Annual Return, Percent		17.38%	9.88%			9.35%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		21.27%	7.91%			8.38%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		21.27%	7.91%			8.38%
MSCI EAFE Local Currency Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Local Currency Index
Average Annual Return, Percent		17.38%	9.88%	8.59%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		21.27%	7.91%		8.67%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		21.27%	7.91%			8.38%
MSCI Japan Local Currency Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Japan Local Currency Index
Average Annual Return, Percent		33.92%	14.62%			12.33%
MSCI Japan (USD) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Japan (USD) Index
Average Annual Return, Percent		25.88%	6.56%			8.50%
MSCI Japan (USD) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Japan (USD) Index
Average Annual Return, Percent		25.88%	6.56%			8.50%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		21.27%	7.91%			8.38%
WisdomTree Europe Defense Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.74%
WisdomTree Europe Hedged Equity Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.93%	10.51%			10.29%
WisdomTree Europe Quality Dividend Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		14.24%	5.84%			7.90%
MSCI Europe Small Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.09%	2.94%			6.77%
WisdomTree Europe SmallCap Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.39%	5.06%			6.72%
MSCI EMU Local Currency/MSCI Europe (Local) Spliced Index
Average Annual Return [Line Items]
Average Annual Return, Percent		14.59%	9.47%			8.86%
MSCI EMU Small Cap Local Currency/MSCI Europe Value Spliced Index
Average Annual Return [Line Items]
Average Annual Return, Percent		29.08%	7.73%			9.29%
WisdomTree Europe Hedged SmallCap Equity/WisdomTree European Opportunities Equity Spliced Index
Average Annual Return [Line Items]
Average Annual Return, Percent		31.63%	13.65%			12.00%
MSCI EAFE Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		30.05%	12.19%			9.34%
MSCI EAFE Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		30.05%	12.19%			9.34%
WisdomTree International Equity Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.63%	9.74%			8.15%
WisdomTree International Hedged Quality Dividend Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		12.76%	7.98%			10.16%
MSCI EAFE Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		30.05%	12.19%			9.34%
WisdomTree International High Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent		32.56%	12.18%			8.80%
MSCI EAFE Mid Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent		25.24%	5.91%			7.49%
MSCI EAFE Mid Cap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		30.06%	8.33%			7.92%
WisdomTree International MidCap Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent		28.19%	8.36%			7.88%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent		21.27%	7.91%	7.76%
WisdomTree International Quality Dividend Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		14.04%	4.33%		7.50%
MSCI EAFE Small Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent		25.55%	4.43%			7.42%
MSCI EAFE Small Cap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		28.03%	7.30%			8.00%
WisdomTree International SmallCap Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent		27.40%	7.05%			7.74%
WisdomTree Japan Hedged Equity Index
Average Annual Return [Line Items]
Average Annual Return, Percent		44.42%	24.50%			17.12%
MSCI Japan Small Cap Local Currency/MSCI Japan Local Currency Spliced Index
Average Annual Return [Line Items]
Average Annual Return, Percent		35.11%	13.28%			11.24%
MSCI Japan Value (USD) Index
Average Annual Return [Line Items]
Average Annual Return, Percent		32.05%	12.12%			10.18%
WisdomTree Japan Hedged SmallCap Equity/WisdomTree Japan Opportunities Spliced Index
Average Annual Return [Line Items]
Average Annual Return, Percent		56.17%	22.93%			16.54%
MSCI Japan Small Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent		28.38%	5.54%			7.56%
WisdomTree Japan SmallCap Dividend Index
Average Annual Return [Line Items]
Average Annual Return, Percent		29.97%	8.47%			9.04%
MSCI EAFE Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		30.05%	12.19%			9.34%
WisdomTree True Developed International Index
Average Annual Return [Line Items]
Average Annual Return, Percent		25.92%	11.38%			8.79%